Commitments and contingencies (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Capital commitment
Commitment capital expenditures	¥ 258,378	¥ 1,199,691
Equity investments with readily determinable fair value
Other commitments
Remaining commitment equity method investment	¥ 941,200	¥ 654,000